EMPLOYEE AND DIRECTOR BENEFITS, Stock Option Plans (Details)	12 Months Ended
	Dec. 31, 2017 Plan $ / shares shares	Dec. 31, 2016 Plan shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | Plan	6	6
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 4.53
Stock Option [Member] | Carolina Commerce Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion rate upon acquisition (in shares)	0.625
Vested options outstanding (in shares)	79,845
Stock Option [Member] | Carolina Commerce Bank [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of vested options (in dollars per share) | $ / shares	$ 2.13
Stock Option [Member] | Carolina Commerce Bank [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of vested options (in dollars per share) | $ / shares	$ 19.20
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants of restricted stock (in shares)	0	0
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	201,542
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 3.14
Option term	10 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	4 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	3 years
2001 Employee Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	100,771
2001 Director Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	100,771
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	145,916
Option term	10 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 2.13
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 15.80
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	3 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	4 years
2005 Employee Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	72,389
2005 Employee Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants of restricted stock (in shares)			10,000
2005 Employee Plan [Member] | Restricted Stock [Member] | Granted in 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	3 years
2005 Director Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares reserved for options (in shares)	73,527